Provision in Lieu of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Provision in Lieu of Income Taxes [Abstract]
Schedule of Components of Deferred Tax Assets and Liabilities

	At December 31,
	2024	2023
Deferred Tax Related Assets:
Employee benefit liabilities	$256	$265
Regulatory liabilities	35	42
Other	73	53

Total	364	360

Deferred Tax Related Liabilities:
Property, plant and equipment	2,598	2,391
Regulatory assets	312	287
Other	6	2

Total	2,916	2,680

Liability in lieu of deferred income taxes – net	$2,552	$2,320

Components of Income Tax Provisions (Benefits)

	Years Ended December 31,
	2024	2023	2022
Reported in operating expenses:
Current:
U.S. federal	$24	$88	$136
State	32	29	27
Deferred:
U.S. federal	153	69	39
Amortization of investment tax credits	(1)	(1)	(1)

Total reported in operating expenses	208	185	201

Reported in other income and deductions:
Current:
U.S. federal	(4)	—	(13)
Deferred federal	2	(8)	3

Total reported in other income and deductions	(2)	(8)	(10)

Total provision in lieu of income taxes	$206	$177	$191

Schedule of Income Tax Reconciliation

	Years Ended December 31,
	2024	2023	2022
Income before provision in lieu of income taxes	$1,174	$1,041	$1,096

Provision in lieu of income taxes at the U.S. federal statutory rate of 21%	$247	$219	$230
Amortization of investment tax credits – net of deferred tax effect	—	(1)	(1)
Amortization of excess deferred taxes	(51)	(51)	(52)
Texas margin tax, net of federal tax benefit	24	22	22
Nontaxable gains on benefit plan investments	(7)	(3)	—
Other	(7)	(9)	(8)

Reported provision in lieu of income taxes	$206	$177	$191

Effective rate	17.5%	17.0%	17.4%

Schedule of Changes to Uncertain Tax Positions

	Years Ended December 31,
	2024	2023
Balance at January 1, excluding interest and penalties	$3	$1
Additions based on tax positions related to prior years	2	2

Balance at December 31, excluding interest and penalties	$5	$3